SCHEDULE OF ACCOUNTS PAYABLE - RELATED PARTIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 35,502	$ 35,052
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	13,742	173,715
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 49,244	$ 208,767